Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flow Changes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows at beginning of year	$ 1,795	$ 1,855
Oil and gas sales during period net of production costs and royalties	(306)	(460)
Changes due to prices	(483)	(309)
Actual development costs during the period	297	342
Changes in forecast development costs	(19)	28
Changes resulting from extensions, infills and improved recovery	179	210
Changes resulting from discoveries	0	0
Changes resulting from acquisitions of reserves	22	72
Changes resulting from dispositions of reserves	(480)	0
Accretion of discount	168	172
Net change in income tax	54	29
Changes resulting from other changes and technical reserves revisions plus effects on timing	(47)	247
All other changes	90	(390)
Standardized measure of discounted future net cash flows at end of year	$ 1,272	$ 1,795